Pioneer High Yield Fund

Schedule of Investments | January 31, 2020

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

Schedule of Investments | 1/31/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 101.2%
		COMMON STOCKS - 0.3% of Net Assets
		Health Care Providers & Services - 0.2%
	257,047(a)	Option Care Health, Inc.	$1,074,456
		Total Health Care Providers & Services	$1,074,456
		Oil, Gas & Consumable Fuels - 0.1%
	23	Amplify Energy Corp.	$124
	6,967,063^(a)	Ascent CNR Corp.	1,045,059
		Total Oil, Gas & Consumable Fuels	$1,045,183
		Transportation Infrastructure - 0.0%†
	11,203(a)	Syncreon Group	$140,038
		Total Transportation Infrastructure	$140,038
		TOTAL COMMON STOCKS
		(Cost $2,007,593)	$2,259,677
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	1,561(b)	Wells Fargo & Co., 7.5%	$2,412,619
		Total Banks	$2,412,619
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $1,767,832)	$2,412,619
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$787,208
		TOTAL ASSET BACKED SECURITY
		(Cost $750,000)	$787,208
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5% of Net Assets
	1,922,722(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.058%, 2/10/51 (144A)	$1,888,571
	248,197	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	146,015
	2,513,900(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	1,467,641
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,567,273)	$3,502,227
		CONVERTIBLE CORPORATE BONDS - 3.1% of Net Assets
		Biotechnology - 0.4%
	3,275,000	Insmed, Inc., 1.75%, 1/15/25	$3,082,925
		Total Biotechnology	$3,082,925
		Commercial Services - 0.2%
	1,248,750	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,197,301
		Total Commercial Services	$1,197,301
		Computers - 0.4%
	2,635,000	Pure Storage, Inc., 0.125%, 4/15/23	$2,645,684
		Total Computers	$2,645,684
		Internet - 0.4%
	2,871,000	Palo Alto Networks, Inc., 0.75%, 7/1/23	$3,189,750
		Total Internet	$3,189,750
		Media - 0.4%
	3,351,000	DISH Network Corp., 2.375%, 3/15/24	$3,076,679
		Total Media	$3,076,679
		Oil & Gas - 0.3%
	3,270,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$2,298,253
		Total Oil & Gas	$2,298,253
		Pharmaceuticals - 0.2%
	1,970,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	$1,882,447
		Total Pharmaceuticals	$1,882,447
		Software - 0.5%
	1,714,000	Akamai Technologies, Inc., 0.125%, 5/1/25	$1,975,177
	2,025,000	Workiva, Inc., 1.125%, 8/15/26 (144A)	1,888,460
		Total Software	$3,863,637
		Transportation - 0.3%
	2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,140,162
		Total Transportation	$2,140,162
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $24,118,377)	$23,376,838
		CORPORATE BONDS - 83.5% of Net Assets
		Advertising - 1.0%
	775,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$780,177
	495,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	498,713
	6,166,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	5,580,230
		Total Advertising	$6,859,120
		Aerospace & Defense - 1.2%
	3,850,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$3,773,000
	3,010,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	2,893,362
	500,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	473,725
	Principal Amount USD ($)		Value
		Aerospace & Defense - (continued)
	1,511,000	F-Brasile S.p.A./F-Brasile US LLC, 7.375%, 8/15/26 (144A)	$1,605,438
		Total Aerospace & Defense	$8,745,525
		Auto Manufacturers - 0.6%
	3,916,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$4,209,700
		Total Auto Manufacturers	$4,209,700
		Auto Parts & Equipment - 1.7%
	6,675,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$6,791,812
	2,628,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	2,660,850
	3,599,000	Titan International, Inc., 6.5%, 11/30/23	3,140,128
		Total Auto Parts & Equipment	$12,592,790
		Banks - 3.6%
	5,770,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$6,318,150
	1,575,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	1,604,531
	405,000(b)(c)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	409,050
	4,000,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,980,000
	4,135,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	4,098,819
	1,600,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	1,794,000
	2,195,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,237,144
	3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,502,620
	1,500,000(b)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	1,651,665
	1,141,000(b)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,206,434
		Total Banks	$26,802,413
		Building Materials - 2.2%
	2,372,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	$2,460,238
	1,993,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	2,182,734
	2,866,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	3,116,775
	5,552,000	Standard Industries, Inc., 4.75%, 1/15/28 (144A)	5,694,270
	2,918,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	3,158,735
		Total Building Materials	$16,612,752
		Chemicals - 2.7%
	1,437,000	CF Industries, Inc., 4.95%, 6/1/43	$1,537,590
	2,607,000	CF Industries, Inc., 5.375%, 3/15/44	2,932,354
	3,125,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	3,171,875
	471,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	472,177
	284,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	288,970
	425,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	412,250
	960,000	OCI NV, 5.25%, 11/1/24 (144A)	988,800
	2,134,000	OCI NV, 6.625%, 4/15/23 (144A)	2,215,092
	3,765,000	Olin Corp., 5.0%, 2/1/30	3,832,394
	1,000,000	Olin Corp., 5.625%, 8/1/29	1,055,000
	4,347,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	4,074,443
		Total Chemicals	$20,980,945
		Coal - 0.6%
	4,474,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$4,295,040
		Total Coal	$4,295,040
		Commercial Services - 6.6%
	1,110,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$1,180,069
	1,814,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	1,863,885
	525,000	Ashtead Capital, Inc., 4.25%, 11/1/29 (144A)	546,000
	3,141,000	Brink's Co., 4.625%, 10/15/27 (144A)	3,203,820
	4,515,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	4,673,025
	5,985,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	6,388,988
	3,973,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	4,150,593
	1,950,000	Hertz Corp., 7.125%, 8/1/26 (144A)	2,071,875
	1,275,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	1,329,188
	1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,972,850
	4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,113,979
	3,535,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	3,702,913
	4,570,000	Sotheby's, 7.375%, 10/15/27 (144A)	4,655,230
	1,235,000	United Rentals North America, Inc., 3.875%, 11/15/27	1,247,350
	450,000	United Rentals North America, Inc., 5.25%, 1/15/30	483,075
	2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	2,145,846
	1,276,000	United Rentals North America, Inc., 6.5%, 12/15/26	1,386,055
	3,249,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	3,533,288
		Total Commercial Services	$48,648,029
		Distribution & Wholesale - 0.9%
	6,350,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$6,529,896
		Total Distribution & Wholesale	$6,529,896
		Diversified Finance Services - 2.1%
	2,360,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$2,353,038
	2,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	2,632,875
	3,190,000(d)	Global Aircraft Leasing Co., Ltd., 6.5%, (7.25% PIK 6.50% cash), 9/15/24 (144A)	3,263,530
	515,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	524,100
	470,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	497,025
	4,065,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	4,513,979
	Principal Amount USD ($)		Value
		Diversified Finance Services - (continued)
	1,150,000	Springleaf Finance Corp., 5.375%, 11/15/29	$1,195,885
		Total Diversified Finance Services	$14,980,432
		Electric - 1.4%
	995,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	$1,023,706
	2,546,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	2,675,846
	283,775	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	317,118
	860,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	860,000
	1,155,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	1,183,875
	4,102,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	4,266,080
		Total Electric	$10,326,625
		Electrical Components & Equipment - 0.2%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,799,080
		Total Electrical Components & Equipment	$1,799,080
		Energy-Alternate Sources - 0.4%
	2,625,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	$2,766,120
		Total Energy-Alternate Sources	$2,766,120
		Entertainment - 2.6%
	2,445,000	AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	$2,176,050
	942,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	990,577
	3,514,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	4,029,398
	903,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	947,793
	1,450,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	1,491,267
	1,580,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,667,358
	1,580,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,694,550
	6,000,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	6,510,000
		Total Entertainment	$19,506,993
		Environmental Control - 2.1%
	4,182,000	Covanta Holding Corp., 6.0%, 1/1/27	$4,335,500
	605,000	GFL Environmental, Inc., 5.125%, 12/15/26 (144A)	623,059
	3,582,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	3,658,118
	565,000	GFL Environmental, Inc., 7.0%, 6/1/26 (144A)	588,843
	2,155,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	2,348,950
	3,668,000	Tervita Corp., 7.625%, 12/1/21 (144A)	3,732,190
		Total Environmental Control	$15,286,660
		Food - 3.9%
	1,055,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$1,082,936
	3,765,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	3,896,850
	1,994,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28 (144A)	2,128,595
	1,178,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	1,304,635
	4,217,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	3,911,268
	1,362,000	Ingles Markets, Inc., 5.75%, 6/15/23	1,385,263
	3,750,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	4,050,000
	1,740,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	1,948,800
	2,738,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	3,032,335
	1,838,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,949,567
	4,265,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	4,307,650
		Total Food	$28,997,899
		Forest Products & Paper - 0.7%
	2,114,000	Mercer International, Inc., 7.375%, 1/15/25	$2,236,443
	3,018,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	3,244,350
		Total Forest Products & Paper	$5,480,793
		Healthcare-Services - 3.6%
	4,515,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$4,652,956
	4,075,000	Centene Corp., 5.25%, 4/1/25 (144A)	4,222,719
	990,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/25 (144A)	1,000,078
	3,733,000	HCA, Inc., 5.375%, 2/1/25	4,172,001
	563,000	HCA, Inc., 5.875%, 2/1/29	664,396
	2,355,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	2,540,645
	4,893,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	5,443,463
	2,335,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	2,421,103
	1,945,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	2,047,113
		Total Healthcare-Services	$27,164,474
		Holding Companies-Diversified - 0.4%
	2,900,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,747,750
		Total Holding Companies-Diversified	$2,747,750
		Home Builders - 3.1%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$2,075,000
	4,325,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	4,541,250
	1,405,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	1,534,962
	3,699,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	3,957,930
	4,767,000	KB Home, 6.875%, 6/15/27	5,607,184
	3,165,000	M/I Homes, Inc., 4.95%, 2/1/28 (144A)	3,259,950
	2,578,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	2,868,025
		Total Home Builders	$23,844,301
	Principal Amount USD ($)		Value
		Insurance - 0.4%
	2,468,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$2,782,670
		Total Insurance	$2,782,670
		Internet - 0.6%
	3,907,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$4,252,535
		Total Internet	$4,252,535
		Iron & Steel - 0.7%
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	$1,282,275
	4,310,000	Commercial Metals Co., 5.75%, 4/15/26	4,536,275
		Total Iron & Steel	$5,818,550
		Leisure Time - 0.9%
	4,640,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$4,756,232
	2,285,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,345,941
		Total Leisure Time	$7,102,173
		Lodging - 0.9%
	2,486,000	MGM Resorts International, 5.5%, 4/15/27	$2,734,600
	3,685,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	3,679,325
		Total Lodging	$6,413,925
		Machinery-Diversified - 0.6%
	4,329,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$4,613,069
		Total Machinery-Diversified	$4,613,069
		Media - 3.3%
	3,450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$3,547,031
	2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,395,912
	2,598,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	2,828,572
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,120,000
	2,672,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	3,039,934
	5,533,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	5,173,355
	1,700,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (144A)	1,797,818
	3,690,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	3,773,025
		Total Media	$24,675,647
		Mining - 2.7%
	806,000	Coeur Mining, Inc., 5.875%, 6/1/24	$803,751
	1,689,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	1,629,885
	1,140,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,132,163
	375,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	369,375
	4,323,000	Freeport-McMoRan, Inc., 5.25%, 9/1/29	4,582,380
	2,096,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,119,580
	2,008,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	2,028,080
	1,942,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,039,100
	2,070,000	Novelis Corp., 4.75%, 1/30/30 (144A)	2,079,108
	3,235,000	Novelis Corp., 5.875%, 9/30/26 (144A)	3,429,100
		Total Mining	$20,212,522
		Miscellaneous Manufacturers - 0.7%
	1,500,000	Amsted Industries, Inc., 4.625%, 5/15/30 (144A)	$1,518,750
	3,280,000	EnPro Industries, Inc., 5.75%, 10/15/26	3,460,400
		Total Miscellaneous Manufacturers	$4,979,150
		Oil & Gas - 8.5%
	4,790,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$4,664,262
	2,449,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,314,305
	2,060,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,135,472
	5,198,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	4,756,170
	3,276,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	3,374,280
	853,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	893,518
	1,788,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,801,410
	1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,232,936
	895,000	Nabors Industries, Ltd., 7.25%, 1/15/26 (144A)	893,971
	4,499,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	4,431,515
	3,141,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,015,360
	1,790,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	1,896,863
	540,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	553,500
	1,900,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,999,750
	2,888,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)	2,989,080
	4,690,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	4,795,994
	1,965,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	2,035,937
	4,172,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	3,879,960
	265,000	SM Energy Co., 6.125%, 11/15/22	262,350
	4,606,000	SM Energy Co., 6.75%, 9/15/26	4,182,501
	4,052,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	4,062,130
	3,450,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	3,251,625
	1,125,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	1,047,150
	4,003,000	Whiting Petroleum Corp., 6.625%, 1/15/26	2,249,186
	1,900,000	WPX Energy, Inc., 5.25%, 9/15/24	1,990,250
	420,000	WPX Energy, Inc., 5.25%, 10/15/27	438,900
	383,000	WPX Energy, Inc., 8.25%, 8/1/23	441,886
		Total Oil & Gas	$64,590,261
	Principal Amount USD ($)		Value
		Oil & Gas Services - 1.6%
	2,635,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$2,638,294
	1,270,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	1,306,512
	2,700,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,880,103
	1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,434,128
	1,961,000	FTS International, Inc., 6.25%, 5/1/22	1,088,355
	1,920,000	SESI LLC, 7.75%, 9/15/24	1,195,411
	1,300,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,355,120
		Total Oil & Gas Services	$11,897,923
		Packaging & Containers - 1.8%
	2,160,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$2,257,200
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,265,672
	4,756,000	Greif, Inc., 6.5%, 3/1/27 (144A)	5,121,594
	1,060,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	932,800
		Total Packaging & Containers	$13,577,266
		Pharmaceuticals - 3.0%
	2,087,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$2,360,919
	530,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	536,625
	370,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	376,937
	2,470,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	2,558,500
	396,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	399,465
	935,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	952,353
	1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,295,875
	893,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	967,244
	893,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	1,006,599
	1,460,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,011,050
	3,552,000	Horizon Therapeutics USA, Inc., 5.5%, 8/1/27 (144A)	3,787,498
	2,483,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,526,453
	5,598,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	5,205,188
		Total Pharmaceuticals	$22,984,706
		Pipelines - 5.7%
	4,663,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$4,651,342
	2,175,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	2,213,062
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	931,260
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,306,500
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,814,000
	3,520,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	3,599,200
	68,000	EnLink Midstream LLC, 5.375%, 6/1/29	61,540
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	513,750
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,548,805
	2,760,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	2,635,469
	2,190,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	2,135,250
	4,115,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	4,149,072
	3,950,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	4,048,750
	1,812,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	1,955,239
	2,305,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	2,379,290
	1,545,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	1,617,159
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,260,500
	552,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27	601,680
	1,204,000	Williams Cos., Inc., 5.75%, 6/24/44	1,432,190
		Total Pipelines	$42,854,058
		REITs - 1.7%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$6,180,000
	1,780,000	iStar, Inc., 4.25%, 8/1/25	1,788,900
	3,190,000	iStar, Inc., 4.75%, 10/1/24	3,317,600
	2,453,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,563,385
		Total REITs	$13,849,885
		Retail - 1.5%
	2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,447,200
	2,735,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	2,873,856
	900,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	785,250
	5,165,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	4,616,219
	600,000	QVC, Inc., 4.75%, 2/15/27	605,537
		Total Retail	$11,328,062
		Telecommunications - 7.0%
	1,395,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	$1,406,439
	1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	2,103,844
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,370,325
	1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,110,727
	2,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	2,050,000
	2,500,000	Frontier Communications Corp., 8.75%, 4/15/22	1,156,250
	3,600,000	Frontier Communications Corp., 11.0%, 9/15/25	1,649,250
	4,515,000	Intelsat Jackson Holdings SA, 5.5%, 8/1/23	3,623,288
	5,850,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	6,010,992
	475,000	Level 3 Financing, Inc., 5.375%, 5/1/25	490,438
	12,003,000	Sprint Corp., 7.25%, 9/15/21	12,588,146
	2,678,000	Sprint Corp., 7.625%, 3/1/26	2,794,895
	Principal Amount USD ($)		Value
		Telecommunications - (continued)
	3,445,000	T-Mobile USA, Inc., 5.125%, 4/15/25	$3,547,695
	700,000	T-Mobile USA, Inc., 6.0%, 4/15/24	720,563
	860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	917,147
	5,460,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	5,323,500
	4,975,000	Ypso Finance Bis SA, 6.0%, 2/15/28 (144A)	4,975,000
		Total Telecommunications	$51,838,499
		Transportation - 0.3%
	2,310,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28 (144A)	$2,344,742
		Total Transportation	$2,344,742
		TOTAL CORPORATE BONDS
		(Cost $611,223,196)	$625,292,980
		INSURANCE-LINKED SECURITIES - 2.4% of Net Assets(e)
		Event Linked Bonds - 0.7%
		Earthquakes - California - 0.1%
	800,000(f)	Ursa Re, 7.546% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	$792,640
		Earthquakes - Mexico - 0.1%
	350,000(f)	International Bank for Reconstruction & Development, 9.96% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$350,070
		Earthquakes - Peru - 0.0%†
	245,000(f)	International Bank for Reconstruction & Development, 7.71% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$242,918
		Multiperil - U.S. - 0.3%
	750,000(f)	Caelus Re V, 2.041% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	$150
	450,000(f)	Caelus Re V, 9.361% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	402,795
	1,000,000(f)	Kilimanjaro II Re, 12.219% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	993,000
	1,000,000(f)	Residential Reinsurance 2016, 6.976% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	982,700
			$2,378,645
		Multiperil - Worldwide - 0.1%
	600,000(f)	Galilei Re, 7.254% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	$598,800
	250,000(f)	Galilei Re, 10.204% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	247,875
			$846,675
		Pandemic - Worldwide - 0.1%
	400,000(f)	International Bank for Reconstruction & Development, 12.973% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	$250,000
		Total Event Linked Bonds	$4,860,948
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.7%
		Multiperil - U.S. - 0.1%
	500,000+(a)(g)	Kingsbarns Re 2017, 5/19/20	$500
	400,000+(a)(g)	Riviera Re 2019, 5/31/20	404,933
			$405,433
		Multiperil - Worldwide - 0.4%
	1,000,000+(a)(g)	Cypress Re 2017, 1/10/21	$18,200
	555,123+(a)(g)	Dartmouth Re 2018, 1/15/21	182,636
	138,698+(a)(g)	Dartmouth Re 2019, 1/31/21	138,698
	250,000+(a)(g)	Dingle Re 2019, 2/1/21	255,131
	584,814+(a)(g)	Gloucester Re 2018, 2/28/20	254,394
	225,000+(a)(g)	Gloucester Re 2019, 2/28/20	229,951
	553,354+(a)(g)	Kilarney Re 2018, 4/15/20	279,333
	24,000+(g)	Limestone Re 2016-1, 8/31/21	19,346
	24,000+(g)	Limestone Re 2016-1, 8/31/21	19,346
	350,000+(a)(g)	Limestone Re 2019-2, 3/1/23 (144A)	359,905
	400,000+(a)(g)	Merion Re 2018, 12/31/21	25,400
	415,430+(g)	Merion Re 2019-1, 12/31/22	424,570
	333,342+(a)(g)	Oyster Bay Re 2018, 1/15/21	302,541
	800,000+(a)(g)	Resilience Re, 4/6/20	80
	340,299+(a)(g)	Seminole Re 2018, 1/15/21	66,188
	85,714+(a)(g)	Seminole Re 2019, 1/31/21	87,471
	442,599+(a)(g)	Walton Health Re 2018, 6/15/20	221,300
			$2,884,490
		Windstorm - Florida - 0.1%
	138,027+(a)(g)	Formby Re 2018, 3/31/20	$1,132
	400,000+(a)(g)	Formby Re 2018, 2/28/21	126,745
	750,000+(a)(g)	Portrush Re 2017, 6/15/20	478,575
			$606,452
		Windstorm - U.S. Regional - 0.1%
	500,000+(a)(g)	Oakmont Re 2017, 4/15/20	$14,700
350,000+(a)(g)	Oakmont Re 2019, 4/30/20	242,309
		$257,009
	Total Collateralized Reinsurance	$4,153,384
	Reinsurance Sidecars - 1.0%
	Multiperil - U.S. - 0.2%
4,500,000+(a)(g)	Carnoustie Re 2015, 7/1/20	$14,400
Face Amount USD ($)		Value
	Multiperil - U.S. - (continued)
3,600,000+(a)(g)	Carnoustie Re 2016, 11/30/20	$97,200
1,500,000+(a)(g)	Carnoustie Re 2017, 11/30/21	203,775
300,000+(g)	Carnoustie Re 2018, 12/31/21	3,360
1,400,000+(a)(h)	Harambee Re 2018, 12/31/21	91,000
973,488+(a)(h)	Harambee Re 2019, 12/31/22	1,081,058
		$1,490,793
	Multiperil - Worldwide - 0.8%
700,000+(a)(g)	Alturas Re 2019-2, 3/10/22	$765,590
1,000,000+(a)(g)	Arlington Re 2015, 2/1/21	48,600
1,000,000+(a)(g)	Bantry Re 2016, 3/31/20	80,600
500,000+(a)(g)	Bantry Re 2017, 3/31/20	118,050
400,000+(a)(g)	Bantry Re 2018, 12/31/21	4,560
400,000+(a)(g)	Bantry Re 2019, 12/31/22	423,440
2,152,482+(a)(g)	Berwick Re 2018-1, 12/31/21	261,957
1,067,182+(a)(g)	Berwick Re 2019-1, 12/31/22	1,111,378
400,000+(a)(h)	Blue Lotus Re 2018, 12/31/21	439,080
15,000+(g)	Eden Re II, 3/22/22 (144A)	19,695
37,500+(g)	Eden Re II, 3/22/22 (144A)	42,248
7,850+(a)(g)	Eden Re II, 3/22/23 (144A)	25,670
2,400,000+(g)	Gleneagles Re 2016, 11/30/20	74,880
400,000+(a)(g)	Gleneagles Re 2018, 12/31/21	47,320
12,000+(g)	Limestone Re 2018, 3/1/22	26,311
800,000+(a)(h)	Lorenz Re 2018, 7/1/21	81,200
411,569+(a)(h)	Lorenz Re 2019, 6/30/22	364,074
900,000+(a)(g)	Merion Re 2018-2, 12/31/21	925,380
4,500,000+(g)	Pangaea Re 2015-1, 2/28/20	5,887
5,800,000+(g)	Pangaea Re 2015-2, 5/29/20	8,647
4,200,000+(g)	Pangaea Re 2016-1, 11/30/20	9,323
2,000,000+(g)	Pangaea Re 2016-2, 11/30/20	5,952
1,100,000+(a)(g)	Pangaea Re 2017-1, 11/30/21	17,710
500,000+(a)(g)	Pangaea Re 2018-1, 12/31/21	29,400
500,000+(a)(g)	Pangaea Re 2018-3, 7/1/22	10,372
409,624+(a)(g)	Pangaea Re 2019-1, 2/1/23	8,536
367,657+(a)(g)	Pangaea Re 2019-3, 7/1/23	357,620
1,000,000+(a)(g)	St. Andrews Re 2017-1, 2/1/21	67,800
868,992+(a)(g)	St. Andrews Re 2017-4, 6/1/20	85,509
250,000+(a)(h)	Thopas Re 2018, 12/31/21	18,525
600,000+(a)(h)	Thopas Re 2019, 12/31/22	603,720
1,100,000+(a)(g)	Versutus Re 2017, 11/30/21	18,700
450,000+(a)(g)	Versutus Re 2018, 12/31/21	–
397,146+(g)	Versutus Re 2019-A, 12/31/21	34,711
52,853+(g)	Versutus Re 2019-B, 12/31/21	4,619
300,000+(a)(h)	Viribus Re 2018, 12/31/21	16,590
127,384+(a)(h)	Viribus Re 2019, 12/31/22	157,281
405,831+(a)(g)	Woburn Re 2018, 12/31/21	81,247
419,863+(a)(g)	Woburn Re 2019, 12/31/22	434,348
		$6,836,530
	Total Reinsurance Sidecars	$8,327,323
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $18,960,274)	$17,341,655
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.1% of Net Assets*(f)
	Beverage, Food & Tobacco - 0.2%
1,310,000(i)	Froneri International Plc, Term Loan, 1/29/27	$1,314,913
	Total Beverage, Food & Tobacco	$1,314,913
	Buildings & Real Estate - 0.0%†
266,969	Builders FirstSource, Inc., Refinancing Term Loan, 4.645% (LIBOR + 300 bps), 2/29/24	$268,686
	Total Buildings & Real Estate	$268,686
	Computers & Electronics - 0.3%
2,053,565	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 3.645% (LIBOR + 200 bps), 9/19/26	$2,067,962
	Total Computers & Electronics	$2,067,962
	Diversified & Conglomerate Service - 0.5%
1,960,188	DynCorp International, Inc., Term Loan, 7.67% (LIBOR + 600 bps), 8/18/25	$1,940,586
2,971	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 5.65% (LIBOR + 400 bps), 3/9/26	2,996
44,692	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 5.65% (LIBOR + 400 bps), 3/9/26	45,077
1,928,000	Team Health Holdings, Inc., Initial Term Loan, 4.395% (LIBOR + 275 bps), 2/6/24	1,543,605
	Total Diversified & Conglomerate Service	$3,532,264
	Healthcare, Education & Childcare - 0.5%
1,045,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 10/24/23	$1,008,425
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - (continued)
3,229,949	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 8.25% (PRIME + 350 bps), 11/16/25	$3,251,651
	Total Healthcare, Education & Childcare	$4,260,076
	Machinery - 0.5%
3,813,264	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	$3,489,136
	Total Machinery	$3,489,136
	Media - 0.3%
2,044,875	Diamond Sports Group LLC, Term Loan, 4.91% (LIBOR + 325 bps), 8/24/26	$2,042,319
	Total Media	$2,042,319
	Metals & Mining - 0.3%
2,413,250	Aleris International, Inc., Initial Term Loan, 6.395% (LIBOR + 475 bps), 2/27/23	$2,418,530
	Total Metals & Mining	$2,418,530
	Oil & Gas - 0.1%
1,002,879	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.395% (LIBOR + 675 bps), 10/29/25	$712,044
	Total Oil & Gas	$712,044
	Securities & Trusts - 0.5%
3,538,286	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$3,715,200
	Total Securities & Trusts	$3,715,200
	Telecommunications - 0.9%
3,715,688	Commscope, Inc., Initial Term Loan, 4.895% (LIBOR + 325 bps), 4/6/26	$3,726,816
3,373,278	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.395% (LIBOR + 175 bps), 3/1/27	3,375,387
	Total Telecommunications	$7,102,203
	Utilities - 0.0%†
272,774	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 3.4% (LIBOR + 175 bps), 12/31/25	$274,734
	Total Utilities	$274,734
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $31,087,510)	$31,198,067
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0% of Net Assets
11,000,000(j)	U.S. Treasury Bills, 2/18/20	$10,993,320
26,000,000(f)	U.S. Treasury Floating Rate Notes, 1.836% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	26,076,792
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $37,043,158)	$37,070,112
Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Health Care Providers & Services - 0.0%†
2,136^(a)(k)	Option Care Health, Inc., 6/30/25	$3,225
2,136^(a)(l)	Option Care Health, Inc., 6/30/25	2,670
	Total Health Care Providers & Services	$5,895
	Oil, Gas & Consumable Fuels - 0.0%†
7,402^(a)(m)	Amplify Energy Corp., 4/21/20	$–
4,728,525(n)	ANR, Inc., 3/31/23	42,084
921(a)(o)	Contura Energy, Inc., 7/25/23	737
	Total Oil, Gas & Consumable Fuels	$42,821
	Transportation - 0.0%
17,624^(a)(p)	Syncreon Group, 10/01/24	$–
	Total Transportation	$–
	TOTAL RIGHTS/WARRANTS
	(Cost $598,120)	$48,716
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 1.9% of Net Assets
	REPURCHASE AGREEMENTS - 1.9%
1,500,000	$1,500,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.59%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $1,530,000 Government National Mortgage Association, 3.0% - 4.5%, 5/20/32 - 1/20/50.	$1,500,000
6,000,000	$6,000,000 RBC Capital Markets LLC, 1.59%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $6,120,811 Federal National Mortgage Association, 3.5% - 4.0%, 8/1/42 - 5/1/47.	6,000,000
3,500,000	$3,500,000 ScotiaBank, 1.58%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $3,605,553 U.S. Treasury Notes, 3.4%, 5/15/44.	3,500,000
1,750,000	$1,750,000 TD Securities USA LLC, 1.57%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $1,785,137 U.S. Treasury Notes, 4.5% - 5.5%, 8/15/28 - 2/15/36.	1,750,000
1,750,000	$1,750,000 TD Securities USA LLC, 1.58%, dated 1/31/20 plus accrued interest on 2/3/20 collateralized by $1,785,000 Federal National Mortgage Association, 3.5%, 8/1/49.	1,750,000
		$14,500,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $14,500,000)	$14,500,000
Principal Amount USD ($)		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 101.2%
	(Cost $746,623,333)	$757,790,099
	OTHER ASSETS AND LIABILITIES - (1.2)%	$(8,751,267)
	NET ASSETS - 100.0%	$749,038,832

bps	Basis Points.
CMT	Constant Maturity Rate Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $440,504,265, or 58.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Securities are restricted as to resale.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	This term loan will settle after January 31, 2020, at which time the interest rate will be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(l)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(m)	Amplify Energy Corp. warrants are exercisable into 7,402 shares.
(n)	ANR, Inc. warrants are exercisable into 4,728,525 shares.
(o)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(p)	Syncreon Group warrants are exercisable into 17,624 shares.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
6,009,600	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	$ (28,379)	$ 538,210	$ 509,831
7,457,800	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	377,298	306,005	683,303
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$348,919	$ 844,215	$ 1,193,134

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (77,625)	$ (155,651)	$(233,276)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	(89,466)	(140,303)
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(80,238)	(141,206)	(221,444)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,700)	$ (386,323)	$(595,023)
TOTAL SWAP CONTRACTS						$ 140,219	$ 457,892	$ 598,111

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$124	$1,045,059	$–		$1,045,183
Transportation Infrastructure	–	140,038	–		140,038
All Other Common Stock	1,074,456	–	–		1,074,456
Convertible Preferred Stock	2,412,619	–	–		2,412,619
Asset Backed Security	–	787,208	–		787,208
Collateralized Mortgage Obligations	–	3,502,227	–		3,502,227
Convertible Corporate Bonds	–	23,376,838	–		23,376,838
Corporate Bonds	–	625,292,980	–		625,292,980
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	405,433		405,433
Multiperil - Worldwide	–	–	2,884,490		2,884,490
Windstorm - Florida	–	–	606,452		606,452
Windstorm - U.S. Regional	–	–	257,009		257,009
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,490,793		1,490,793
Multiperil - Worldwide	–	–	6,836,530		6,836,530
All Other Insurance-Linked Securities	–	4,860,948	–		4,860,948
Senior Secured Floating Rate Loan Interests	–	31,198,067	–		31,198,067
U.S. Government and Agency Obligations	–	37,070,112	–		37,070,112
Rights/Warrants
Health Care Providers & Services	–	–	5,895		5,895
Oil, Gas & Consumable Fuels	–	42,821	–		42,821
Transportation	–	–	–	*	–	*
Repurchase Agreements	–	14,500,000	–		14,500,000
Total Investments in Securities	$3,487,199	$741,816,298	$12,486,602		$757,790,099
Other Financial Instruments
Swap contracts, at value	$–	$598,111	$–		$598,111
Total Other Financial Instruments	$–	$598,111	$–		$598,111

*Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance- Linked Securities	Rights/ Warrants	Total
Balance as of 10/31/19	$1,045,059	$15,557,184	$4,486	$16,606,729
Realized gain (loss)	--	--	--	--
Change in unrealized appreciation (depreciation)	--	(69,713)	1,410	(68,303)
Accrued discounts/premiums	--	--	--	--
Purchases	--	--	--	--
Sales	--	(3,006,764)	--	(3,006,764)
Transfers in to Level 3*	--	--	--	–
Transfers out of Level 3*	(1,045,059)	--	--	(1,045,059)
Balance as of 1/31/20	$--	$12,480,707	$5,895	$12,486,602

*
Transfers are calculated on the beginning of period values. During the three months ended January 31, 2020 an investment having value of $1,045,059 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $37,897.